Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - Accounts Payable and Accrued Liabilities [Member] - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued compensation and benefits	$ 6,619	$ 3,969
Professional fees	8,028
Installation costs	6,177
Term loan and revolving loan amendment final payment fees		2,400
Accrued legal settlements	7,700	7,700
Accrued taxes	769	931
Accrued rebates and credits	7,641	677
Operating lease liabilities, current	1,412	607
Finance lease liabilities, current	2,053
Accrued warranty, current	2,531	1,433
Deferred financing fees	4,674
Accrued interest	1,982
Accrued interest due to related parties	2,541
Other accrued liabilities	3,954	10,153
Total accrued expenses and other current liabilities	$ 56,081	$ 27,870